Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 2,419	¥ 23,575	¥ 13,282	¥ 63,475
Net gains or losses from derivative contracts	(198)	(2,388)	(1,359)	(8,398)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(10,004)	(6,688)	(50,289)	(11,358)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	11,145	23,388	58,161	45,499
Changes in the fair value of the reinsurance contracts	295	1,769	1,028	10,913
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(115)	36	(153)	75
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(83)	(2,415)	(1,206)	(7,875)
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ 0	¥ (9)	¥ 0	¥ (598)